Description of Business and Organisation (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Financial Statement	The following assets and liabilities of FYXTech BVI and Shenzhen Yale upon the completion of the Reorganization were treated as distribution to the shareholders at historical cost basis and were not included in the Company’s consolidated financial statements as of December 31, 2018.

As of December 31, 2018
US$
ASSETS
Current assets
Cash and cash equivalents	7,601,027
Prepayments and other current assets	476,880

Total current assets	8,077,907

Non-current assets
Property and equipment, net	1,771
Loans to shareholders	10,260,950

Total assets	18,340,628

LIABILITIES
Current liabilities
Accounts payable	33,832
Accrued expenses and other current liabilities	127,867

Total current liabilities	161,699

Total liabilities	161,699